Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	43,257,077	43,102,261
Common stock, shares outstanding	42,607,788	42,693,340
Treasury stock, shares	649,289	408,921